Membership Interests (Schedule Of Changes To Membership Interests) (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended									9 Months Ended		12 Months Ended
	Oct. 25, 2017	Apr. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance				$ 7,820			$ 7,711					$ 7,903	$ 7,711	$ 7,711
Net income			$ 194	77	$ 157	$ 112	73	$ 77	$ 163	$ 110	$ 81	426	343	419	$ 431	$ 432
Distributions	$ (32)											(30)	(237)	(237)	(230)	(436)
Capital contributions		$ 144										144
Net effects of cash flow hedges (net of tax)												2	1	2	2	2
Defined benefit pension plans (net of tax)			1		1							2	2	8		$ (8)
Balance			8,447	7,903	7,820			7,711				8,447	7,820	7,903	7,711
Capital Accounts [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance				7,928			7,822					8,004	7,822	7,822
Net income												426	343
Distributions												(30)	(237)
Capital contributions												144
Net effects of cash flow hedges (net of tax)
Defined benefit pension plans (net of tax)
Balance			8,544	8,004	7,928			7,822				8,544	7,928	8,004	7,822
Accumulated Other Comprehensive Income (Loss) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance				(108)			$ (111)					(101)	(111)	(111)
Net income
Distributions
Capital contributions
Net effects of cash flow hedges (net of tax)												2	1
Defined benefit pension plans (net of tax)												2	2
Balance			$ (97)	$ (101)	$ (108)			$ (111)				$ (97)	$ (108)	$ (101)	$ (111)